Condensed Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Total
Balance at Dec. 31, 2023	$ 51,167,693	$ 43,997,971	$ 24,580	$ 7,194,302
Balance, shares at Dec. 31, 2023	131,304,499
Stock-based compensation	$ 68,249			68,249
Net loss and comprehensive loss		(719,583)		(719,583)
Balance at Mar. 31, 2024	$ 51,235,942	44,717,554	24,580	6,542,968
Balance, shares at Mar. 31, 2024	131,304,499
Balance at Dec. 31, 2023	$ 51,167,693	43,997,971	24,580	7,194,302
Balance, shares at Dec. 31, 2023	131,304,499
Net loss and comprehensive loss				(1,511,517)
Balance at Sep. 30, 2024	$ 51,445,041	45,509,488	24,580	5,960,133
Balance, shares at Sep. 30, 2024	131,304,499
Balance at Mar. 31, 2024	$ 51,235,942	44,717,554	24,580	6,542,968
Balance, shares at Mar. 31, 2024	131,304,499
Stock-based compensation	$ 104,321			104,321
Net loss and comprehensive loss		(385,650)		(385,650)
Balance at Jun. 30, 2024	$ 51,340,263	45,103,204	24,580	6,261,639
Balance, shares at Jun. 30, 2024	131,304,499
Stock-based compensation	$ 104,778			104,778
Net loss and comprehensive loss		(406,284)		(406,284)
Balance at Sep. 30, 2024	$ 51,445,041	45,509,488	24,580	5,960,133
Balance, shares at Sep. 30, 2024	131,304,499
Balance at Dec. 31, 2024	$ 51,546,940	43,644,831	24,580	7,926,689
Balance, shares at Dec. 31, 2024	131,304,499
Stock-based compensation	$ 43,868			43,868
Net loss and comprehensive loss		60,142		60,142
Balance at Mar. 31, 2025	$ 51,590,808	43,584,689	24,580	8,030,699
Balance, shares at Mar. 31, 2025	131,304,499
Balance at Dec. 31, 2024	$ 51,546,940	43,644,831	24,580	7,926,689
Balance, shares at Dec. 31, 2024	131,304,499
Net loss and comprehensive loss				(1,289,051)
Balance at Sep. 30, 2025	$ 51,702,094	44,933,882	24,580	6,792,792
Balance, shares at Sep. 30, 2025	131,304,499
Balance at Mar. 31, 2025	$ 51,590,808	43,584,689	24,580	8,030,699
Balance, shares at Mar. 31, 2025	131,304,499
Stock-based compensation	$ 45,581			45,581
Net loss and comprehensive loss		(1,171,482)		(1,171,482)
Balance at Jun. 30, 2025	$ 51,636,389	44,756,171	24,580	6,904,798
Balance, shares at Jun. 30, 2025	131,304,499
Stock-based compensation	$ 65,705			65,705
Net loss and comprehensive loss		(177,711)		(177,711)
Balance at Sep. 30, 2025	$ 51,702,094	$ 44,933,882	$ 24,580	$ 6,792,792
Balance, shares at Sep. 30, 2025	131,304,499